Retirement Plans (Details 4) - USD ($) $ in Millions	Sep. 25, 2015	Sep. 26, 2014
U.S. Pension Plans
Defined Benefit Plan Disclosure
Accumulated benefit obligation	$ 877	$ 846
Accumulated benefit obligation and fair value of plan assets for plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligation	877	846
Fair value of plan assets	669	720
Aggregate benefit obligation and fair value of plan assets for plans with benefit obligations in excess of plan assets:
Aggregate benefit obligation	877	846
Fair value of plan assets	669	720
Non-U.S. Pension Plans
Defined Benefit Plan Disclosure
Accumulated benefit obligation	1,370	1,431
Accumulated benefit obligation and fair value of plan assets for plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligation	1,358	1,429
Fair value of plan assets	1,121	1,200
Aggregate benefit obligation and fair value of plan assets for plans with benefit obligations in excess of plan assets:
Aggregate benefit obligation	1,373	1,449
Fair value of plan assets	$ 1,123	$ 1,202